CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Available for sale tax effect	$ (1,246)	$ (913)	$ 351
Cash flow hedge tax effect	$ (339)	$ (691)
Cash flow hedge tax effect			$ 370